NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
NET LOSS PER SHARE
NET LOSS PER SHARE

17. NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	Year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss	(155,465,248)	(183,494,361)	(499,839,665)
Accretion and modifications of Redeemable Convertible Preferred Shares	(106,867,153)	(141,031,943)	(3,327,579,958)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders	—	—	(12,070,034)
Numerator for basic and diluted net loss per ordinary share calculation	(262,332,401)	(324,526,304)	(3,839,489,657)
Denominator:
Weighted average number of pre‑offering Class A and pre‑offering Class B ordinary shares	91,083,938	89,567,463	85,103,964
Denominator for basic and diluted net loss per ordinary share calculation	91,083,938	89,567,463	85,103,964
Net loss per ordinary share attributable to pre‑offering Class A and pre‑offering Class B ordinary shareholders
— Basic and diluted	(2.88)	(3.62)	(45.12)

Securities that could potentially dilute basic net loss per ordinary share in the future that were not included in the computation of diluted net loss per ordinary share because to do so would have been antidilutive for the years ended December 31, 2018, 2019 and 2020 are as follow:

	Year ended
	December 31,
	2018	2019	2020
Share options	21,950,001	21,251,155	25,324,435
Restricted ordinary shares	1,700,000	9,854,893	7,136,595
Redeemable Convertible Preferred Shares	95,381,376	108,421,528	147,100,329
Warrants	661,376	6,773,946	12,461,061